Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.98%
Argentina–0.17%
Ciro Holding S.A.(a)	82,096,033,118	$15,023,574
Brazil–0.58%
MercadoLibre, Inc.(b)(c)	24,212	52,002,291
Canada–2.02%
Shopify, Inc., Class A(b)	1,387,135	182,033,726
China–2.19%
JD.com, Inc., ADR(c)	3,752,169	106,861,773
Tencent Holdings Ltd.	1,181,700	90,827,589
		197,689,362
Czech Republic–0.24%
CSG N.V.(b)	596,087	21,589,291
France–5.47%
Airbus SE	1,129,657	258,634,665
EssilorLuxottica S.A.	252,932	77,320,260
LVMH Moet Hennessy Louis Vuitton SE	244,608	157,871,048
		493,825,973
Germany–2.09%
Allianz SE	178,922	78,783,223
SAP SE	550,574	109,987,270
		188,770,493
India–4.00%
DLF Ltd.	33,532,900	232,186,753
HDFC Bank Ltd.	5,136,271	51,934,225
ICICI Bank Ltd., ADR	2,624,068	76,858,952
		360,979,930
Italy–1.02%
Brunello Cucinelli S.p.A.(c)	768,461	73,652,553
Moncler S.p.A.	311,299	18,137,423
		91,789,976
Japan–2.07%
Capcom Co. Ltd.	2,613,000	66,602,512
Hoya Corp.	343,400	57,607,348
Keyence Corp.	114,112	41,863,170
Nintendo Co. Ltd.	332,000	20,559,268
		186,632,298
Netherlands–2.53%
Adyen N.V.(b)(d)	74,849	110,989,372
ASML Holding N.V.	29,159	41,811,242
BE Semiconductor Industries N.V.	284,760	55,426,629
Universal Music Group N.V.	836,649	20,512,574
		228,739,817
Spain–0.47%
Amadeus IT Group S.A.	637,368	42,733,382
Sweden–2.00%
Assa Abloy AB, Class B	1,486,702	60,113,207
Shares		Value
Sweden–(continued)
Atlas Copco AB, Class A	2,768,355	$57,089,531
Spotify Technology S.A.(b)	127,055	63,571,969
		180,774,707
Switzerland–2.02%
Galderma Group AG, Class A	344,283	64,173,988
Lonza Group AG	173,906	118,160,438
		182,334,426
Taiwan–5.64%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,199,000	508,667,014
United States–67.47%
Alphabet, Inc., Class A	3,134,867	1,059,585,046
Amazon.com, Inc.(b)	1,086,055	259,892,961
Analog Devices, Inc.	837,009	260,209,358
ARM Holdings PLC, ADR(b)(c)	510,346	53,770,055
Berkshire Hathaway, Inc., Class A(b)	24	17,340,000
Boston Scientific Corp.(b)	1,342,893	125,600,782
Broadcom, Inc.	844,146	279,665,570
Cadence Design Systems, Inc.(b)	149,703	44,365,981
Ecolab, Inc.	203,676	57,434,595
Eli Lilly and Co.	277,285	287,586,138
Equifax, Inc.	308,458	62,123,441
IDEXX Laboratories, Inc.(b)	71,597	48,002,925
Intuit, Inc.	405,952	202,537,572
Intuitive Surgical, Inc.(b)	261,302	131,753,694
IQVIA Holdings, Inc.(b)(c)	177,736	40,905,940
Lam Research Corp.	1,897,907	443,085,368
Las Vegas Sands Corp.	439,961	23,199,144
Linde PLC	63,721	29,118,585
Marriott International, Inc., Class A(c)	338,455	106,714,862
Marvell Technology, Inc.(c)	1,151,845	90,903,607
Mastercard, Inc., Class A	155,368	83,710,725
Meta Platforms, Inc., Class A	847,524	607,250,946
Microsoft Corp.	567,269	244,090,178
Netflix, Inc.(b)	993,346	82,934,458
NVIDIA Corp.	2,648,627	506,232,079
Phathom Pharmaceuticals, Inc.(b)(c)	2,342,451	32,021,305
S&P Global, Inc.	679,965	358,878,727
ServiceNow, Inc.(b)	287,945	33,692,444
Stryker Corp.	108,646	40,151,216
Thermo Fisher Scientific, Inc.(c)	230,127	133,153,783
TJX Cos., Inc. (The)	476,702	71,414,727
Visa, Inc., Class A(c)	839,996	270,335,913
		6,087,662,125
Total Common Stocks & Other Equity Interests (Cost $3,952,040,982)		9,021,248,385
Money Market Funds–0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f)	2,376,096	2,376,096
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.57%(e)(f)	4,412,750	$4,412,750
Total Money Market Funds (Cost $6,788,846)		6,788,846
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.06% (Cost $3,958,829,828)		9,028,037,231
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.20%
Invesco Private Government Fund, 3.65%(e)(f)(g)	52,995,200	52,995,200
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(e)(f)(g)	145,238,255	$145,281,826
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $198,277,026)		198,277,026
TOTAL INVESTMENTS IN SECURITIES—102.26% (Cost $4,157,106,854)		9,226,314,257
OTHER ASSETS LESS LIABILITIES–(2.26)%		(203,529,748)
NET ASSETS–100.00%		$9,022,784,509
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented 1.23% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,817,879	$107,241,361	$(109,683,144)	$-	$-	$2,376,096	$36,661
Invesco Treasury Portfolio, Institutional Class	8,947,489	199,162,529	(203,697,268)	-	-	4,412,750	64,869
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,583,801	359,679,207	(336,267,808)	-	-	52,995,200	492,767*
Invesco Private Prime Fund	78,386,016	578,003,040	(511,107,230)	6,222	(6,222)	145,281,826	1,227,243*
Investments in Other Affiliates:
Ciro Holding S.A.**	15,010,818	-	-	12,756	-	15,023,574	-
Total	$136,746,003	$1,244,086,137	$(1,160,755,450)	$18,978	$(6,222)	$220,089,446	$1,821,540

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	At January 31, 2026, this security was no longer an affiliate of the Fund.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$15,023,574	$15,023,574
Brazil	52,002,291	—	—	52,002,291
Canada	182,033,726	—	—	182,033,726
China	106,861,773	90,827,589	—	197,689,362
Czech Republic	21,589,291	—	—	21,589,291
France	—	493,825,973	—	493,825,973
Germany	—	188,770,493	—	188,770,493
India	76,858,952	284,120,978	—	360,979,930
Italy	—	91,789,976	—	91,789,976
Japan	—	186,632,298	—	186,632,298
Netherlands	—	228,739,817	—	228,739,817
Spain	—	42,733,382	—	42,733,382
Sweden	63,571,969	117,202,738	—	180,774,707
Switzerland	—	182,334,426	—	182,334,426
Taiwan	—	508,667,014	—	508,667,014
United States	6,087,662,125	—	—	6,087,662,125
Money Market Funds	6,788,846	198,277,026	—	205,065,872
Total Investments	$6,597,368,973	$2,613,921,710	$15,023,574	$9,226,314,257
Invesco Global Fund